Share based compensation (Restricted Shares - Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended			72 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Number of equal installments in which award will vest	2
Restricted shares [Member]
Share-based compensation [Line Items]
Share-based compensation (benefit)	¥ 0	¥ 0	¥ 3,771
Restricted shares [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
Restricted shares [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
Restricted shares [Member] | Maximum [Member]
Share-based compensation [Line Items]
Period from receipt of the notification to deliver a properly signed agreement after which service vested shares held by leaving employee shall automatically lapse and expire	30 days
Duowan Entertainment Corporation [Member] | Non Employee [Member]
Share-based compensation [Line Items]
Granted (in shares)				100,000
Duowan Entertainment Corporation [Member] | Employees [Member]
Share-based compensation [Line Items]
Granted (in shares)				61,250,677